Concession Contract Assets - Schedule of Concession Contracts (Details) - BRL (R$) R$ in Millions	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Current consideration	R$ 850	R$ 728
Non current consideration	3,907	4,010
Total consideration	4,757	4,738
Concession contract - 004/05 [member]
IfrsStatementLineItems [Line Items]
Current consideration	28	29
Non current consideration	74	81
Concession contract - 079/00 [member]
IfrsStatementLineItems [Line Items]
Current consideration	45	47
Non current consideration	118	143
Concession contract - 006/11 (c) [member]
IfrsStatementLineItems [Line Items]
Current consideration	9	8
Non current consideration	100	85
National Grid ('BNES' - Basic Network of the Existing System) [member]
IfrsStatementLineItems [Line Items]
Current consideration	466	408
Non current consideration	1,257	1,519
National Grid - new facilities (RBNI) [member]
IfrsStatementLineItems [Line Items]
Current consideration	302	236
Non current consideration	R$ 2,358	R$ 2,182